THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
ALABAMA (1.3%)
$       7,100     Columbia Industrial Development Board, (PCR,
                    Refunding, Alabama Power Co. Project,
                    Series 1995C, due 10/01/22)....................  VRDN          03/02/98(a)    3.900%      $     7,100,000
        8,600     Columbia Industrial Development Board, (PCR,
                    Refunding, Alabama Power Co. Project,
                    Series 1995D, due 10/01/22)....................  VRDN          03/02/98(a)    3.650             8,600,000
        2,250     Jefferson County, (Public Improvement Revenue
                    Warrant, Briarwood Presbyterian Church Project,
                    Series 1988, due 05/01/08), LOC Amsouth Bank...  VRDN          03/02/98(a)    5.525             2,250,000
        5,300     Red Bay County, (Industrial Development Board,
                    IDR, Refunding, Gates Rubber Co. Project,
                    Series 1987, due 11/01/97), LOC National Bank
                    of Detroit.....................................  VRDN          03/05/98(a)    3.490             5,300,000
          900     Stevenson Industrial Development Board,
                    (Refunding, Mead Corp. Project, due 11/01/16),
                    LOC CS First Boston............................  VRDN          03/02/98(a)    3.700               900,000
                                                                                                              ---------------
                                                                                                                   24,150,000
                                                                                                              ---------------

ALASKA (0.8%)
        5,100     Alaska State Housing Finance Corp., (Series
                    1991C, due 06/01/26), LOC Swiss Bank...........  VRDN          03/03/98(a)    3.400             5,100,000
        9,300     Valdez Marine Terminal, (Refunding, Exxon
                    Pipeline Co. Project, Series A, due
                    12/01/33)......................................  VRDN          03/02/98(a)    3.650             9,300,000
                                                                                                              ---------------
                                                                                                                   14,400,000
                                                                                                              ---------------

ARIZONA (1.3%)
        7,700     Apache County, (IDR, Tuscon Power Co.,
                    Springerville Project, due 12/01/20), LOC
                    Barclays Bank International....................  VRDN          03/04/98(a)    3.350             7,700,000
        1,800     Casa Grande Industrial Development Authority,
                    (IDR, Frito-Lay Inc./Pepsico., due 12/01/14)...  VRDN          03/02/98(a)    4.675             1,800,000
        4,700     Maricopa County Pollution Control Corp., (PCR, El
                    Paso Electric Co., due 12/01/14), LOC CS First
                    Boston.........................................  VRDN          03/04/98(a)    3.400             4,700,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
ARIZONA (CONTINUED)
$       6,700     Maricopa County Pollution Control Corp., (PCR,
                    Refunding, Series D, due 05/01/29), LOC Bank of
                    America N.T. & S.A.............................  VRDN          03/02/98(a)    3.550%      $     6,700,000
        3,705     Pima County Industrial Development Authority,
                    (MFHR, Refunding, La Cholla Apartments Project,
                    due 12/01/25), LOC Texas Commerce Bank.........  VRDN          03/05/98(a)    3.450             3,705,000
                                                                                                              ---------------
                                                                                                                   24,605,000
                                                                                                              ---------------

ARKANSAS (0.3%)
          750     North Little Rock, (IDR, Refunding, Noland Co.
                    Project, Series 1989, due 02/01/99), LOC
                    Wachovia Bank and Trust........................  VRDN          03/05/98(a)    3.490               750,000
        5,175     Texarkana, (IDR, Refunding, Cooper Tire & Rubber
                    Co. Project, Series 1991, due 03/01/21)........  VRDN          03/05/98(a)    4.100             5,175,000
                                                                                                              ---------------
                                                                                                                    5,925,000
                                                                                                              ---------------

CALIFORNIA (11.1%)
       20,000     California.......................................  RAN           06/30/98       4.500            20,042,368
       12,900     California Health Facilities Finance Authority,
                    (Refunding, Sutter Health, Series B, due
                    07/01/12), AMBAC Insured.......................  VRDN          03/02/98(a)    3.650            12,900,000
        3,900     California Pollution Control Financing Authority,
                    (PCR, Southern California Edison Project,
                    Series D, due 02/28/08)........................  VRDN          03/02/98(a)    3.900             3,900,000
        6,300     California Pollution Control Financing Authority,
                    (PCR, Southern California Edison Project,
                    Series C, due 02/28/08)........................  VRDN          03/02/98(a)    3.850             6,300,000
        3,000     California Pollution Control Financing Authority,
                    (PCR, Southern California Edison Project,
                    Series A, due 02/28/08)........................  VRDN          03/02/98(a)    3.900             3,000,000
        1,000     California Statewide Community Development
                    Authority (Certificate Participation, John
                    Muir/ Mt. Diablo Health, due 08/15/27), AMBAC
                    Insured........................................  VRDN          03/02/98(a)    3.600             1,000,000
       12,000     California Statewide Community Development
                    Authority (Series A)...........................  TRAN          06/30/98       4.500            12,026,806
       44,815     California, (Series 23, due 06/30/98)............  VRDN          03/02/98(a)    3.900            44,815,000
        2,000     Fresno, (IDR, Fresno MSA Limited Partnership
                    Project, due 08/01/05), LOC Bank of Nova
                    Scotia.........................................  VRDN          03/02/98(a)    5.252             2,000,000
       14,000     Los Angeles......................................  TRAN          06/30/98       4.500            14,028,151

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
CALIFORNIA (CONTINUED)
$      35,500     Los Angeles......................................  TRAN          06/30/98       4.500%      $    35,617,270
       17,100     Los Angeles Regional Airports Improvement Corp.,
                    (American Airlines - LA International, Series
                    2, due 12/01/25), LOC Societe Generale.........  VRDN          03/02/98(a)    3.700            17,100,000
        1,500     Los Angeles Regional Airports Improvement Corp.,
                    (American Airlines - LA International, Series
                    B, due 12/01/24), LOC Wachovia Bank of
                    Georgia........................................  VRDN          03/02/98(a)    3.700             1,500,000
        1,500     Los Angeles Regional Airports Improvement Corp.,
                    (American Airlines - LA International, Series
                    F, due 12/01/24), LOC Wachovia Bank of
                    Georgia........................................  VRDN          03/02/98(a)    3.700             1,500,000
        5,000     Los Angeles, (Unified School District)...........  TRAN          10/01/98       4.500             5,019,695
        8,000     Los Angeles, (Unified School District, Series
                    A).............................................  TRAN          07/01/98       4.500             8,018,023
          100     Pico Rivera Redevelopment Agency, (Crossroads
                    Plaza Project, due 12/01/10), LOC Wachovia Bank
                    of Georgia.....................................  VRDN          03/03/98(a)    3.200               100,000
       17,000     San Bernardino County, (Series A)................  TRAN          06/30/98       4.500            17,035,263
          300     Turlock Irrigation District, (Series A, due
                    01/01/14), LOC Societe Generale................  VRDN          03/04/98(a)    3.000               300,000
                                                                                                              ---------------
                                                                                                                  206,202,576
                                                                                                              ---------------

COLORADO (0.8%)
        9,000     Colorado, (Series A).............................  TRAN          06/26/98       4.500             9,018,967
        1,400     Douglas County, (MFHR, Autumn Chase Project, due
                    07/01/06), LOC Citibank N.A....................  VRDN          03/05/98(a)    3.500             1,400,000
        5,000     Smith Creek Metro District, (due 10/01/35), LOC
                    Nationsbank of Texas...........................  VRDN          03/05/98(a)    3.450             5,000,000
                                                                                                              ---------------
                                                                                                                   15,418,967
                                                                                                              ---------------

DISTRICT OF COLUMBIA (0.8%)
        2,200     District of Columbia, (Refunding, Series 1992
                    A-1, due 10/01/07), LOC National Westminster
                    Bank PLC.......................................  VRDN          03/02/98(a)    3.700             2,200,000
        1,600     District of Columbia, (Refunding, Series 1992
                    A-2, due 10/01/07), LOC Canadian Imperial
                    Bank...........................................  VRDN          03/02/98(a)    3.700             1,600,000
        1,800     District of Columbia, (Refunding, Series 1992
                    A-5, due 10/01/07), LOC Bank of Nova Scotia....  VRDN          03/02/98(a)    3.700             1,800,000
       10,000     District of Columbia, (Refunding, Series 1992
                    A-6, due 10/01/07), LOC National Westminster
                    Bank PLC.......................................  VRDN          03/02/98(a)    3.700            10,000,000
                                                                                                              ---------------
                                                                                                                   15,600,000
                                                                                                              ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
FLORIDA (4.5%)
$       5,800     Citrus Park Community Development District,
                    (Florida Capital Improvement Project, due
                    11/01/16), LOC Dresdner Bank...................  VRDN          03/04/98(a)    3.450%      $     5,800,000
        5,750     Hernando County, (Refunding, Beverly Enterprises
                    Inc. Project, Series 1987, due 09/01/11), LOC
                    Fuji Bank Ltd..................................  VRDN          03/04/98(a)    3.440             5,750,000
        6,200     Hillsborough County Industrial Development
                    Authority, (PCR, Refunding, Tampa Electric
                    Co./Gannon, due 05/15/18)......................  VRDN          03/02/98(a)    3.550             6,200,000
       13,040     Jacksonville, (Refunding, Florida Power & Light
                    Co. Project, Series 1995, due 05/01/29)........  VRDN          03/02/98(a)    3.550            13,040,000
        7,400     Orange County Health Facilities Authority,
                    (Pooled Hospital Loan Program, Series 1985, due
                    12/01/25), MBIA Insured........................  VRDN          03/02/98(a)    3.500             7,400,000
        4,500     Orange County Health Facilities Authority,
                    (Series 1995, due 10/01/14)....................  TPP           03/05/98(b)    3.450             4,500,000
          575     Orange County Industrial Development Authority,
                    (IDR, Refunding, Noland Co. Project, Series
                    1989, due 02/01/04), LOC Wachovia Bank and
                    Trust..........................................  VRDN          03/05/98(a)    3.490               575,000
        5,000     Pinellas County Educational Facilities Authority,
                    (Refunding, Pooled Independent Higher
                    Education, due 12/01/25), MBIA Insured.........  VRDN          03/02/98(a)    3.500             5,000,000
       23,395     St. Lucie County, (PCR, Refunding, Florida Power
                    & Light Co. Project, due 03/01/27).............  VRDN          03/02/98(a)    3.550            23,395,000
        7,300     Tampa Occupational License Tax, (Series A, due
                    10/01/18), FGIC Insured........................  VRDN          03/04/98(a)    3.450             7,300,000
        5,000     University Athletic Association, (University of
                    Florida Stadium Project, due 02/01/20), LOC
                    Suntrust Bank of Central Florida...............  VRDN          03/02/98(a)    3.650             5,000,000
                                                                                                              ---------------
                                                                                                                   83,960,000
                                                                                                              ---------------

GEORGIA (6.8%)
       17,000     Appling County Development Authority, (PCR,
                    Georgia Power Co. - Hatch Project, due
                    09/01/29)......................................  VRDN          03/02/98(a)    3.550            17,000,000
       15,550     Burke County Development Authority, (PCR, Georgia
                    Power Co., Series 1994, Vogtle Project - 4th
                    Series due 07/01/24)...........................  VRDN          03/02/98(a)    3.900            15,550,000
       13,400     Burke County Development Authority, (PCR, Georgia
                    Power Co., Series 1994, Vogtle Project - 5th
                    Series due 07/01/24)...........................  VRDN          03/02/98(a)    3.650            13,400,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
GEORGIA (CONTINUED)
$       9,900     Burke County Development Authority, (PCR, Georgia
                    Power Co., Series 1997, Vogtle Project - 1st
                    Series, due 04/01/32)..........................  VRDN          03/02/98(a)    3.550%      $     9,900,000
       11,800     Burke County Development Authority, (PCR,
                    Oglethorpe Power Corp., Series 1994A, due
                    01/01/19), FGIC Insured........................  VRDN          03/04/98(a)    3.350            11,800,000
        1,660     Clayton County Housing Authority, (MFHR,
                    Refunding, Huntington Woods Project, Series
                    1990A, FSA, due 01/01/21), LOC Barclays Bank
                    PLC............................................  VRDN          03/04/98(a)    3.550             1,660,000
          690     Cobb County Development Authority, (IDR,
                    Refunding, Noland Co. Project, Series 1989, due
                    08/01/99), LOC Wachovia Bank and Trust.........  VRDN          03/05/98(a)    3.490               690,000
        4,000     DeKalb County Development Authority, (Metro
                    Atlanta YMCA Project, Series 1995, due
                    06/01/20), LOC Wachovia Bank of Georgia........  VRDN          03/04/98(a)    3.400             4,000,000
        1,500     DeKalb County Development Authority, (Refunding,
                    Noland Co. Project, Series 1989, due 08/01/01),
                    LOC Wachovia Bank and Trust....................  VRDN          03/05/98(a)    3.490             1,500,000
        3,000     Fulton County Housing Authority, (MFHR, Series
                    1997-1, due 09/01/07)..........................  VRDN          03/04/98(a)    3.700             3,000,000
        7,000     Georgia Municipal Association Pool, (due
                    12/15/20), MBIA Insured........................  VRDN          03/05/98(a)    3.500             7,000,396
        9,600     Heard County Development Authority, (PCR, Georgia
                    Power Co., Wansley Project, due 09/01/29)......  VRDN          03/02/98(a)    3.550             9,600,000
        7,300     Monroe County Development Authority, (Georgia
                    Power Co. Scherer Plant, due 09/01/29).........  VRDN          03/02/98(a)    3.900             7,300,000
       13,500     Monroe County Development Authority, (PCR,
                    Georgia Power Co. Scherer Plant, due
                    09/01/29.......................................  VRDN          03/02/98(a)    3.550            13,500,000
        7,200     Putnam County Development Authority, (PCR,
                    Georgia Power Co., Series 1, due 06/01/23).....  VRDN          03/02/98(a)    3.550             7,200,000
        2,400     Putnam County Development Authority, (PCR,
                    Georgia Power Co., Series 1, due 06/01/23).....  VRDN          03/02/98(a)    3.900             2,400,000
                                                                                                              ---------------
                                                                                                                  125,500,396
                                                                                                              ---------------

IDAHO (0.7%)
       12,500     Idaho............................................  TAN           06/30/98       4.625            12,529,710
                                                                                                              ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
ILLINOIS (8.2%)
$      10,000     Chicago, (MFHR, Waveland Association Project, due
                    11/01/10), LOC Swiss Bank......................  VRDN          03/04/98(a)    3.300%      $    10,000,000
       10,000     Illinois Development Finance Authority, (Chicago
                    Symphony Project, due 06/01/31), LOC Bank of
                    America........................................  VRDN          03/04/98(a)    3.350            10,000,000
        1,100     Illinois Development Finance Authority, (Olin
                    Corp. Project, Series A, due 06/01/04), LOC
                    Wachovia Bank of South Carolina................  VRDN          03/02/98(a)    3.600             1,100,000
        4,540     Illinois Development Finance Authority, (Olin
                    Corp. Project, Series D, due 03/01/16), LOC
                    Wachovia Bank of South Carolina................  VRDN          03/02/98(a)    3.600             4,540,000
        5,200     Illinois Development Finance Authority, (PCR,
                    Illinois Power Co. Project, Series 1993B, due
                    11/01/28), LOC Canadian Imperial Bank..........  VRDN          03/04/98(a)    3.450             5,200,000
       23,135     Illinois Educational Facilities Authority,
                    (University Pooled Financing Program, due
                    12/01/05), FGIC Insured........................  VRDN          03/04/98(a)    3.350            23,135,000
        3,900     Illinois Health Facilities Authority, (Children's
                    Memorial Hospital Project, Series B, due
                    11/01/15), LOC First National Bank of
                    Chicago........................................  VRDN          03/04/98(a)    3.350             3,900,000
        2,500     Illinois Health Facilities Authority, (Loyola
                    University Health System, Series B, due
                    07/01/24), MBIA Insured........................  VRDN          03/04/98(a)    3.350             2,500,000
        2,400     Illinois Health Facilities Authority, (SSM Health
                    Care Project, Series 1990A, due 06/01/06), LOC
                    Rabobank Nederland.............................  VRDN          03/04/98(a)    3.400             2,400,000
       39,500     Illinois Health Facilities Authority, (Swedish
                    Covenant Hospital Project, Series 1995, due
                    08/01/25), AMBAC Insured.......................  VRDN          03/04/98(a)    3.500            39,500,000
       25,300     Illinois Health Facilities Authority, (Swedish
                    Covenant, Series A, due 08/15/27)..............  VRDN          03/04/98(a)    3.500            25,300,000
       13,200     Illinois Toll Highway Authority, (Refunding,
                    Series 1993B, due 01/01/10), LOC Societe
                    Generale.......................................  VRDN          03/04/98(a)    3.350            13,200,000
        7,600     Oak Forest, (Weekly Mode - Homewood Pool, due
                    07/01/24), LOC First National Bank of
                    Chicago........................................  VRDN          03/04/98(a)    3.350             7,600,000
        3,000     Saint Charles, (IDR, Pier 1 Imports-Midwest
                    Project, Series 1986, due 12/15/26), LOC Bank
                    One Texas......................................  VRDN          03/04/98(a)    3.600             3,000,000
                                                                                                              ---------------
                                                                                                                  151,375,000
                                                                                                              ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
INDIANA (2.1%)
$      20,000     Indiana Bond Bank................................  CP            05/14/98       3.400%      $    20,000,000
       12,000     Indiana Development Finance Authority, (Bayer
                    Corp. Project, due 03/01/09)...................  VRDN          03/02/98(a)    3.600            12,000,000
        1,200     Jasper County, (PCR, Refunding, Northern Indiana
                    Public Service, Series B, due 06/01/13)........  VRDN          03/02/98(a)    3.650             1,200,000
        2,100     Princeton, (PCR, Refunding, PSI Energy Inc.
                    Project, due 03/01/19), LOC Canadian Imperial
                    Bank...........................................  VRDN          03/02/98(a)    3.650             2,100,000
        4,050     Rockport, (PCR, Indiana and Michigan Electric Co.
                    Project, Series 1985A, due 08/01/14), LOC Swiss
                    Bank Corp......................................  VRDN          03/04/98(a)    3.600             4,050,000
                                                                                                              ---------------
                                                                                                                   39,350,000
                                                                                                              ---------------

IOWA (1.3%)
        5,000     Iowa School Cash Anticipation Program, (Iowa
                    School Corp, Warrant Certificates, Series A),
                    FSA Insured....................................  RAW           06/26/98       4.500             5,010,803
       10,000     Iowa School Cash Anticipation Program, (Iowa
                    School Corp. Warrant Certificates, Series B),
                    FSA Insured....................................  RAW           01/28/99       4.250            10,061,673
        8,870     Polk County, (Hospital Equipment & Improvement
                    Revenue, due 12/01/05), MBIA Insured...........  VRDN          03/04/98(a)    3.550             8,870,000
                                                                                                              ---------------
                                                                                                                   23,942,476
                                                                                                              ---------------

KANSAS (0.3%)
        3,100     Burlington.......................................  CP            07/20/98       3.450             3,100,000
        2,000     Garden City, (IDR, Inland Container Corp.
                    Project, Series 1983, due 01/01/08), LOC CS
                    First Boston...................................  VRDN          03/02/98(a)    3.600             2,000,000
                                                                                                              ---------------
                                                                                                                    5,100,000
                                                                                                              ---------------

KENTUCKY (0.3%)
        6,000     Mayfield, (Multi-City Lease Revenue, Kentucky
                    League of Cities Funding Trust, due 07/01/26),
                    LOC PNC Bank...................................  VRDN          03/04/98(a)    3.650             6,000,000
                                                                                                              ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
LOUISIANA (3.0%)
$       4,500     Ascension Parish, (PCR, Refunding, Borden Inc.
                    Project, Series 1992, due 12/01/09), LOC CS
                    First Boston...................................  VRDN          03/04/98(a)    3.450%      $     4,500,000
        7,800     Calcasieu Parish, (IDR, Refunding, Olin Corp.
                    Project, Series 1993B, due 02/01/16), LOC
                    Wachovia Bank..................................  VRDN          03/02/98(a)    3.600             7,800,000
        7,000     Lake Charles Harbor and Terminal District,
                    (Reynolds Metals Co. Project, due 05/01/06),
                    LOC Canadian Imperial Bank.....................  VRDN          03/04/98(a)    3.450             7,000,000
        9,025     Louisiana Public Facilities Authority, (College &
                    University Equipment and Capital, Series A, due
                    09/01/10), FGIC Insured........................  VRDN          03/04/98(a)    3.550             9,025,000
        2,700     Louisiana Public Facilities Authority, (Kenner
                    Hotel Ltd., due 12/01/15), LOC Deutsche Bank...  VRDN          03/02/98(a)    3.650             2,700,000
        7,355     Louisiana Public Facilities Authority,
                    (Refunding, Series 1985, due 12/01/00), MBIA
                    Insured........................................  VRDN          03/04/98(a)    3.550             7,355,000
        6,200     Louisiana, FSA Insured, LOC Commerzbank AG.......  CP            04/22/98       3.450             6,200,000
       10,800     South Louisiana Communication Port, (Refunding,
                    Occidental Petroleum Co., due 07/01/18), LOC
                    Wachovia Bank of Georgia.......................  VRDN          03/04/98(a)    3.450            10,800,000
                                                                                                              ---------------
                                                                                                                   55,380,000
                                                                                                              ---------------

MARYLAND (1.0%)
       10,000     Anne Arundel County, (PCR, Baltimore Gas and
                    Electric Co. Project, Series 1984, due
                    07/01/14)......................................  OP            07/01/98(b)    3.800            10,000,000
        9,000     Montgomery County, (Series 1995).................  CP            05/06/98       3.400             9,000,000
                                                                                                              ---------------
                                                                                                                   19,000,000
                                                                                                              ---------------

MASSACHUSETTS (2.2%)
        4,000     Haverhill Water Pollution........................  CP            05/13/98       3.500             4,000,000
        3,600     Massachusetts Bay Transportation Authority, LOC
                    West Deutsche Landesbank.......................  CP            06/08/98       3.450             3,600,000
       18,680     Massachusetts Health & Educational Facilities
                    Authority, (Harvard University, due
                    02/01/16)......................................  VRDN          03/05/98(a)    2.950            18,680,000
       13,700     Massachusetts Health & Educational Facilities
                    Authority, (Newton Wellesley Hospital, Series
                    F, due 07/01/25), MBIA Insured.................  VRDN          03/02/98(a)    3.150            13,700,000
                                                                                                              ---------------
                                                                                                                   39,980,000
                                                                                                              ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
MICHIGAN (3.9%)
$      11,000     Michigan.........................................  GO            09/30/98       4.500%      $    11,063,332
        1,700     Michigan Hospital Finance Authority, (Hospital
                    Equipment Loan Progam, Insured, Series A, due
                    12/01/23), LOC First of America Bank...........  VRDN          03/04/98(a)    3.500             1,700,000
        3,000     Michigan Job Development Authority, (Gordon Food
                    Service Project, due 08/01/15), LOC Rabobank
                    Nederland......................................  VRDN          03/05/98(a)    3.350             3,000,000
        8,000     Michigan Strategic Fund Ltd. (Lutheran Homes of
                    Michigan Project, due 09/01/17), LOC National
                    Bank of Detroit................................  VRDN          03/04/98(a)    3.350             8,000,000
       28,700     Michigan Strategic Fund Ltd., (Reserve 1, Series
                    1995, due 09/01/30), LOC Barclays Bank PLC.....  VRDN          03/02/98(a)    3.550            28,700,000
       18,975     Midland County Economic Development Corp., (Dow
                    Chemical Co. Project, Refunding, Series 1993B,
                    due 12/01/15)..................................  VRDN          03/02/98(a)    3.600            18,975,000
                                                                                                              ---------------
                                                                                                                   71,438,332
                                                                                                              ---------------

MISSISSIPPI (0.0%)*
          535     Columbus, (IDR, Refunding, Noland Co. Project,
                    Series 1989, due 05/01/99), LOC Wachovia Bank
                    and Trust......................................  VRDN          03/05/98(a)    3.490               535,000
                                                                                                              ---------------

MISSOURI (3.2%)
        7,200     Missouri Development Finance Board, (Sci City
                    Union Station, Series B, due 12/01/03), LOC
                    Canadian Imperial Bank.........................  VRDN          03/02/98(a)    3.900             7,200,000
       11,000     Missouri Environmental Improvement and Energy
                    Resources Authority, (PCR, Union Electric Co.
                    Project, Series 1984B, due 06/01/14), LOC Union
                    Bank of Switzerland............................  OP            06/01/98(b)    3.950            11,000,000
        7,600     Missouri Health and Educational Facilities, (SSM
                    Health Care Projects, Series 1995C, due
                    06/01/22), MBIA Insured........................  VRDN          03/02/98(a)    3.500             7,600,000
       33,000     University, (Capital Project Notes, Series FY
                    1997-98).......................................  RAN           06/30/98       4.250            33,075,995
                                                                                                              ---------------
                                                                                                                   58,875,995
                                                                                                              ---------------

MONTANA (0.5%)
        9,700     Forsyth County, (PCR, Refunding, Pacificorp.
                    Project, due 01/01/18), LOC Rabobank
                    Nederland......................................  VRDN          03/02/98(a)    3.900             9,700,000
                                                                                                              ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
NEBRASKA (0.6%)
$      10,265     Lancaster County Hospital Authority (Refunding,
                    Bryan Memorial Hospital Project #1, due
                    06/01/12), MBIA Insured........................  VRDN          03/04/98(a)    3.350%      $    10,265,000
                                                                                                              ---------------

NEW JERSEY (0.4%)
        6,200     New Jersey.......................................  CP            06/08/98       3.450             6,200,000
        1,500     New Jersey Economic Development Authority,
                    (Refunding, United Water, Series B, due
                    11/01/25), AMBAC Insured.......................  VRDN          03/02/98(a)    3.300             1,500,000
                                                                                                              ---------------
                                                                                                                    7,700,000
                                                                                                              ---------------

NEW MEXICO (2.7%)
       50,000     New Mexico, (Series A)...........................  TRAN          06/30/98       4.500            50,107,226
                                                                                                              ---------------

NEW YORK (6.9%)
       14,200     New York City Municipal Assistance Corp.
                    (Subseries K-2, due 07/01/08)..................  VRDN          03/04/98(a)    3.150            14,200,000
        6,700     New York City Municipal Water Finance Authority,
                    (Series C, due 06/15/22), FGIC Insured.........  VRDN          03/02/98(a)    3.650             6,700,000
        3,000     New York City Municipal Water Finance Authority,
                    (Water and Sewer Systems Revenue, Series A, due
                    06/15/25), FGIC Insured........................  VRDN          03/02/98(a)    3.900             3,000,000
        3,900     New York City Municipal Water Finance Authority,
                    (Water and Sewer Systems Revenue, Series C, due
                    06/15/23), FGIC Insured........................  VRDN          03/02/98(a)    3.650             3,900,000
        6,100     New York City, (Municipal Water Finance
                    Authority, Water and Sewer Systems Revenue,
                    Series 29, due 06/15/30).......................  VRDN          03/05/98(a)    3.650             6,100,000
        2,830     New York City, (Series 1992B, due 10/01/20), FGIC
                    Insured........................................  VRDN          03/02/98(a)    3.900             2,830,000
       14,900     New York City, (Series 1992B, due 10/01/22), FGIC
                    Insured........................................  VRDN          03/02/98(a)    3.900            14,900,000
        5,000     New York City, (Series B, due 10/01/21), FGIC
                    Insured........................................  VRDN          03/02/98(a)    3.900             5,000,000
        5,300     New York City, (Sub-Series 1993 B-4, due
                    08/15/21), LOC Union Bank of Switzerland.......  VRDN          03/02/98(a)    3.900             5,300,000
        2,600     New York City, (Sub-Series 1994 B-5, MBIA
                    Insured, due 08/15/22).........................  VRDN          03/02/98(a)    3.600             2,600,000
        2,600     New York City, (Sub-Series 1994 B-6, MBIA
                    Insured, due 08/15/05).........................  TAN           03/02/98(b)    3.600             2,600,000
        8,940     New York Dormitory Authority (due 07/01/25)......  VRDN          03/05/98(a)    3.650             8,940,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
NEW YORK (CONTINUED)
$      10,200     New York State and Local Government Assistance
                    Corp., (Series G, due 04/01/25), LOC Bank of
                    Nova Scotia....................................  VRDN          03/05/98(a)    3.250%      $    10,200,000
        4,150     New York State Energy Research & Development
                    Authority, (Niagara Mohawk Power Corp., Series
                    1985A, due 07/01/15), LOC Toronto Dominion
                    Bank...........................................  VRDN          03/02/98(a)    3.900             4,150,000
       12,000     New York State Energy Research and Development
                    Authority, (PCR, Lilco Project, Series 1985B,
                    due 03/01/16), LOC Deutsche Bank AG............  MP            03/01/98(b)    3.600            12,000,000
          200     New York State Energy Research and Development
                    Authority, (PCR, New York Electric and Gas,
                    Refunding, Series B, due 02/01/29), LOC Union
                    Bank of Switzerland............................  VRDN          03/02/98(a)    3.500               200,000
       10,200     New York State Energy Research and Development
                    Authority, (PCR, New York Electric and Gas,
                    Refunding, Series D, due 10/01/29), LOC Union
                    Bank of Switzerland............................  VRDN          03/02/98(a)    3.600            10,200,000
        9,735     New York State Energy Research and Development
                    Authority, (PCR, New York Electric and Gas,
                    Series 1985D, due 12/01/15), LOC Union Bank of
                    Switzerland....................................  OP            12/01/98(b)    3.600             9,735,000
        4,995     New York State Environmental Facilities Corp.,
                    (PCR, due 06/15/11)............................  VRDN          03/05/98(a)    3.800             4,995,000
                                                                                                              ---------------
                                                                                                                  127,550,000
                                                                                                              ---------------

NORTH CAROLINA (2.0%)
        2,100     Ashe County Industrial Facilities and Pollution
                    Control Finance Authority, (IDR, Refunding,
                    Gates Rubber Co. Project, Series 1988, due
                    07/01/10), LOC National Bank of Detroit........  VRDN          03/02/98(a)    3.490             2,100,000
        2,300     Charlotte, (Refunding, Airport Revenue, Series A,
                    due 07/01/16), MBIA Insured....................  VRDN          03/04/98(a)    3.350             2,300,000
        2,140     Davidson County Industrial Facilities and
                    Pollution Control Financing Authority, (IDR,
                    Lowes Co., Inc. Project, Series 1990, due
                    07/01/20), LOC National Westminster Bank PLC...  VRDN          03/05/98(a)    3.490             2,140,000
        2,000     Mecklenburg County, (Refunding, due 07/01/03)....  VRDN          03/03/98(a)    3.550             2,000,000
        7,645     North Carolina Eastern Municipal Power Agency,
                    (Power Systems Revenue, due 01/01/15)..........  VRDN          03/05/98(a)    3.510             7,645,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
NORTH CAROLINA (CONTINUED)
$       5,200     North Carolina Educational Facilities Finance
                    Agency, (Bowman Grey School Medical Project,
                    due 09/01/20), LOC Wachovia Bank & Trust.......  VRDN          03/05/98(a)    3.400%      $     5,200,000
        6,500     North Carolina Educational Facilities Finance
                    Agency, (Greensboro College, due 09/01/27).....  VRDN          03/04/98(a)    3.400             6,500,000
        5,000     North Carolina Educational Facilities Finance
                    Agency, (Guilford College, due 05/01/24), MBIA
                    Insured........................................  VRDN          03/02/98(a)    3.550             5,000,000
        4,000     Wake County Industrial Facilities and Pollution
                    Control Financing Authority, (PCR, Carolina
                    Power & Light Project, Series 1985A, due
                    05/01/15), LOC CS First Boston.................  VRDN          03/04/98(a)    3.400             4,000,000
                                                                                                              ---------------
                                                                                                                   36,885,000
                                                                                                              ---------------

OHIO (1.5%)
       16,250     Hamilton County Hospital Facilities Revenue,
                    (Health Alliance, Series A, due 01/01/18), MBIA
                    Insured........................................  VRDN          03/02/98(a)    3.450            16,250,000
        4,900     Ohio Air Quality Development Authority,
                    (Refunding, Cincinnati Gas & Electric, Series
                    1985A, due 09/01/30), LOC ABN Amro Bank........  VRDN          03/02/98(a)    3.600             4,900,000
        7,000     Student Loan Funding Corp., (Cincinnati Student
                    Loan Revenue, Series 1983A, due 12/29/98), LOC
                    Bank of America................................  VRDN          03/04/98(a)    3.400             7,000,000
                                                                                                              ---------------
                                                                                                                   28,150,000
                                                                                                              ---------------

OREGON (0.4%)
        7,700     Port of St. Helens, (PCR, Portland General
                    Electric Co, due 04/01/10), LOC Canadian
                    Imperial Bank..................................  VRDN          03/02/98(a)    3.550             7,700,000
                                                                                                              ---------------

PENNSYLVANIA (5.6%)
        2,475     Allegheny County Hospital Development Authority,
                    (Presbyterian University Hospital, Series
                    1988B-3, due 03/01/18), LOC PNC Bank...........  VRDN          03/06/98(a)    3.350             2,475,000
        4,000     Allegheny County Hospital Development Authority,
                    (Presbyterian University Hospital, Series
                    1990B, due 03/01/20), MBIA Insured.............  VRDN          03/05/98(a)    3.350             4,000,000
        6,000     Allegheny County Industrial Development
                    Authority, (IDR, Refunding, Dowty Corp.
                    Project, Series 1986, due 12/01/01), LOC Mellon
                    Bank...........................................  VRDN          03/04/98(a)    3.400             6,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
PENNSYLVANIA (CONTINUED)
$       3,500     Clinton County Industrial Development Authority,
                    (IDR, Mellon Bank Central National Assistance
                    Project, Series 1985, due 09/01/05), LOC Mellon
                    Bank...........................................  VRDN          03/04/98(a)    3.550%      $     3,500,000
        5,000     Delaware County Industrial Development
                    Authority......................................  CP            05/18/98       3.250             5,000,000
        1,800     Delaware County Industrial Development Authority,
                    (Airport Facilities Revenue, United Parcel
                    Service Project, due 12/01/15).................  VRDN          03/02/98(a)    3.600             1,800,000
        3,150     Lehigh County Industrial Development Authority,
                    (PCR, P-Floats-PA-99, due 09/01/29), MBIA
                    Insured........................................  VRDN          03/05/98(a)    3.460             3,150,000
        7,000     Montgomery County Industrial Development
                    Authority, (Pico Energy Project, due
                    06/01/29)......................................  CP            03/05/98(b)    2.900             7,000,000
        5,000     Pennsylvania.....................................  CP            07/15/98       3.450             5,000,000
       14,800     Pennsylvania Higher Education Facilities
                    Authority, (Allegheny/Delaware Valley, Series
                    D, due 11/15/35), LOC PNC Bank.................  VRDN          03/04/98(a)    3.450            14,800,000
        2,000     Pennsylvania Industrial Development Authority,
                    (Series 1990, due 05/01/04)....................  VRDN          03/05/98(a)    3.550             2,000,000
       26,400     Thomas Jefferson University Hospital, (Series A,
                    due 05/15/08)..................................  VRDN          03/03/98(a)    3.700            26,400,000
       23,600     Thomas Jefferson University Hospital, (Series B,
                    due 05/15/12)..................................  VRDN          03/03/98(a)    3.750            23,600,000
                                                                                                              ---------------
                                                                                                                  104,725,000
                                                                                                              ---------------

PUERTO RICO (0.5%)
        9,800     Puerto Rico Insured Trade Receipts, (Regulation
                    D, Restricted, due 07/01/27)...................  VRDN          03/05/98(a)    3.150             9,800,000
                                                                                                              ---------------

SOUTH CAROLINA (1.0%)
        9,250     Allendale County, (IDR, Refunding, King Seeley
                    Thermos Co. Project, Series 1988, due
                    08/01/01), LOC Bank of Nova Scotia.............  VRDN          03/05/98(a)    3.490             9,250,000
        4,300     Berkeley County, (Refunding, Bayer Corp. Project,
                    due 03/01/09)..................................  VRDN          03/02/98(a)    3.600             4,300,000
        5,635     South Carolina Economic Development Authority
                    (St. Francis Hospital, due 07/01/22), LOC Chase
                    Manhattan Bank.................................  VRDN          03/04/98(a)    3.700             5,635,000
                                                                                                              ---------------
                                                                                                                   19,185,000
                                                                                                              ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
SOUTH DAKOTA (0.9%)
$      16,900     Lawrence County, (PCR, Refunding, Homestake
                    Mining, Series B, due 07/01/32), LOC Chase
                    Manhattan Bank.................................  VRDN          03/02/98(a)    3.600%      $    16,900,000
                                                                                                              ---------------

TENNESSEE (1.4%)
        4,100     Bradley County Industrial Development Board,
                    (Olin Corp. Project, Series C, due 11/01/17),
                    LOC Wachovia Bank..............................  VRDN          03/02/98(a)    3.600             4,100,000
        3,100     Collierville Industrial Development Board, (due
                    03/01/00), LOC National City Bank of
                    Cleveland......................................  VRDN          03/02/98(a)    5.525             3,100,000
        6,500     Knox County Industrial Development Board, (IDR,
                    Professional Plaza Project, due 12/01/14)......  VRDN          03/02/98(a)    3.700             6,500,000
        5,900     Tennessee State, (Series A, due 07/01/01)........  VRDN          03/04/98(a)    3.350             5,900,000
        6,300     Tennessee State, (Series E, due 07/02/01)........  RAN           03/04/98(b)    3.350             6,300,000
                                                                                                              ---------------
                                                                                                                   25,900,000
                                                                                                              ---------------

TEXAS (9.9%)
        7,000     Bexar County (Health Facilities Development
                    Corporation, Warm Springs Haelthcare Systems,
                    due 09/01/27), LOC Texas Commerce Bank.........  VRDN          03/01/98(a)    3.650             7,000,000
        1,500     El Paso Industrial Development Authority, (Contel
                    Cellular of El Paso Inc. Project, Series 1985,
                    due 02/01/04), LOC Bank of Nova Scotia.........  VRDN          03/02/98(a)    5.525             1,500,000
        9,000     Grayson County Industrial Development Corp.,
                    (Aluminum Co. of America, Refunding, Series
                    1992, due 12/01/02)............................  VRDN          03/05/98(a)    3.550             9,000,000
        3,700     Guadalupe-Blanco River Authority, (PCR,
                    Refunding, Central Power & Light Co. Project,
                    due 11/01/15), LOC ABN Amro Bank N.V...........  VRDN          03/02/98(a)    3.650             3,700,000
        1,400     Gulf Coast Waste Disposal Authority, (PCR,
                    Refunding, Amoco Oil Co. Project, due
                    10/01/17)......................................  VRDN          03/02/98(a)    3.650             1,400,000
        6,300     Harris County Health Facilities Development
                    Corp., (Memorial Hospital Systems Project,
                    Series B, due 06/01/24) MBIA Insured...........  VRDN          03/02/98(a)    3.350             6,300,000
       33,200     Harris County Health Facilities, (Series
                    1997A).........................................  CP            03/04/98       3.550            33,200,000
        3,105     Harris County Industrial Development Corp.,
                    (Johann Haltermann Project, Series 1996A, due
                    04/01/08), LOC Texas Commerce Bank.............  VRDN          03/02/98(a)    3.450             3,105,000
        2,255     Harris County Industrial Development Corp.,
                    (Johann Haltermann Project, Series 1996B, due
                    04/01/08), LOC Texas Commerce Bank.............  VRDN          03/02/98(a)    3.450             2,255,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
TEXAS (CONTINUED)
$         400     Lone Star Airport Improvement Authority,
                    (Multiple Mode, Series A-1, due 12/01/14), LOC
                    Royal Bank of Canada...........................  VRDN          03/02/98(a)    3.700%      $       400,000
          400     Lone Star Airport Improvement Authority,
                    (Multiple Mode, Series B-1, due 12/01/14), LOC
                    Royal Bank of Canada...........................  VRDN          03/02/98(a)    3.700               400,000
          900     Lone Star Airport Improvement Authority, (Series
                    1984 B-4, due 12/01/14), LOC Royal Bank of
                    Canada.........................................  VRDN          03/02/98(a)    3.700               900,000
        1,400     Lone Star Texas Airport Improvement Authority,
                    (Series 1984 B-3, due 12/01/14), LOC Royal Bank
                    of Canada......................................  VRDN          03/02/98(a)    3.700             1,400,000
        7,600     Lower Colorado River Authority, (Refunding,
                    Junior Lien, 3rd Supplement Series, due
                    01/01/13), MBIA Insured........................  VRDN          03/02/98(a)    3.400             7,600,000
        4,500     Mansfield Industrial Development Corp., (Pier 1
                    Import-Texas Inc. Project, Series 1986, due
                    11/01/26), LOC Bank of Texas...................  VRDN          03/04/98(a)    3.600             4,500,000
       10,050     North Central Health Facilities Development
                    Corp., (Hospital Revenue, Presbyterian Medical
                    Center, Series 1985D, due 12/01/15), MBIA
                    Insured........................................  VRDN          03/02/98(a)    3.700            10,050,000
        2,200     North Central Health Facilities Development
                    Corp., (Presbyterian Medical Center, Series C,
                    due 12/01/15)..................................  VRDN          03/02/98(a)    3.700             2,200,000
       15,000     Port Corpus Christi Industrial Development
                    Corporation, (Refunding, Valero Refining,
                    Series A, due 04/01/27), LOC Bank of Montreal..  VRDN          03/04/98(a)    3.600            15,000,000
        3,900     Port Development Corp., (Refunding, Stolt Marine
                    Terminal Project, due 01/15/14), LOC Canadian
                    Imperial Bank..................................  VRDN          03/04/98(a)    3.400             3,900,000
        5,050     Sabine River Authority, (PCR, Series 1995B, due
                    06/01/30), LOC Union Bank of Switzerland.......  VRDN          03/04/98(a)    3.900             5,050,000
        1,040     Texas Higher Education Authority Inc, (Series
                    1985B, due 02/01/25), FGIC Insured.............  VRDN          03/04/98(a)    3.550             1,040,000
       60,700     Texas, (Series A)................................  TRAN          08/31/98       4.750            60,995,248
        2,200     Waller County Industrial Development Corp., (IDR,
                    Refunding, Tubular Steel Project, due
                    09/01/99), LOC Wachovia Bank of Georgia........  VRDN          03/04/98(a)    3.350             2,200,000
                                                                                                              ---------------
                                                                                                                  183,095,248
                                                                                                              ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
UTAH (2.9%)
$       2,565     Carbon County, (PCR, Refunding, Pacificorp
                    Project, Series 1994, due 11/01/24), LOC Bank
                    of New York....................................  VRDN          03/02/98(a)    3.650%      $     2,565,000
        9,000     Intermountain Power Agency, (Utah Power Supply
                    Revenue, Series 1985F, due 07/01/15), LOC Swiss
                    Bank...........................................  VRDN          03/16/98(a)    3.750             9,000,000
       42,400     Intermountain Power Authority, LOC Bank of
                    America........................................  CP            05/19/98       3.450            42,400,000
                                                                                                              ---------------
                                                                                                                   53,965,000
                                                                                                              ---------------

VERMONT (0.4%)
        6,600     Vermont Student Loan Assistance Corp., (Series
                    1985, due 01/01/04), LOC National Westminster
                    Bank PLC.......................................  VRDN          03/02/98(a)    3.650             6,600,000
                                                                                                              ---------------

VIRGINIA (0.2%)
        1,000     Virginia Beach Industrial Development Authority,
                    (IDR, Norfolk Virginia Beach, Portsmouth MSA
                    Limited Partnership Project, due 12/01/04), LOC
                    Bank of Nova Scotia............................  VRDN          03/02/98(a)    5.525             1,000,000
        2,200     Virginia State Housing Development Authority,
                    (AHC Service Corp., Series 1987A, due
                    09/01/17), LOC Mitsubishi Ltd..................  VRDN          03/04/98(a)    3.750             2,200,000
                                                                                                              ---------------
                                                                                                                    3,200,000
                                                                                                              ---------------

WASHINGTON (1.0%)
        6,400     Seattle, (Water System Revenue, Series 1995, due
                    09/01/25), LOC Bayerische Landesbank...........  VRDN          03/04/98(a)    3.450             6,400,000
        2,400     Washington Public Power Supply System, (Nuclear
                    Project #3, Series 3A-1, due 07/01/18), LOC
                    Bank of America................................  VRDN          03/04/98(a)    3.350             2,400,000
       10,500     Washington State Health Care Facilities
                    Authority, (VA Mason Medical Center, Refunding,
                    Series B, due 02/15/27), MBIA Insured..........  VRDN          03/02/98(a)    3.700            10,500,000
                                                                                                              ---------------
                                                                                                                   19,300,000
                                                                                                              ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
WEST VIRGINIA (0.6%)
$       9,500     Marshall County, (Refunding, Bayer Corporation
                    Project, due 03/01/09).........................  VRDN          03/02/98(a)    3.600%      $     9,500,000
        1,000     Mercer County, (IDR, Refunding, Noland Co.
                    Project, Series 1989, due 05/01/01), LOC
                    Wachovia Bank and Trust........................  VRDN          03/05/98(a)    3.490             1,000,000
                                                                                                              ---------------
                                                                                                                   10,500,000
                                                                                                              ---------------

WISCONSIN (4.7%)
        2,500     Marshfield, (IDR, Beatrice Cheese Inc., Project,
                    Series 1984, due 12/01/14), LOC Wachovia Bank
                    and Trust......................................  VRDN          03/05/98(a)    3.490             2,500,000
       25,000     Milwaukee, (Series A)............................  RAN           02/25/99       5.000            25,347,250
        2,700     Wisconsin Health & Educational Facilities
                    Authority, (Felician Services, Series A, due
                    01/01/20), AMBAC Insured.......................  VRDN          03/04/98(a)    3.290             2,700,000
        9,200     Wisconsin Health & Educational Facilities
                    Authority, (St. Luke's Medical Center,
                    Remarketed 03/10/97, due 12/01/17), LOC First
                    National Bank of Chicago.......................  VRDN          03/04/98(a)    3.350             9,200,000
       27,000     Wisconsin Operating Notes........................  TAN           06/15/98       4.500            27,179,550
        8,092     Wisconsin Student Loan...........................  CP            03/04/98       3.500             8,092,000
       13,041     Wisconsin Transportation Authority, LOC
                    Bayerische Vereinsbank.........................  CP            03/04/98       3.250            13,041,000
                                                                                                              ---------------
                                                                                                                   88,059,800
                                                                                                              ---------------

WYOMING (1.0%)
        6,450     Platte County, (PCR, Tri-State G&T, Series A, due
                    07/01/14), LOC Societe Generale................  VRDN          03/02/98(a)    3.900             6,450,000
        8,700     Sweetwater County, (PCR, Refunding, Pacificorp
                    Project, Series A, due 07/01/15), LOC Credit
                    Suisse.........................................  VRDN          03/04/98(a)    3.450             8,700,000
        3,000     Sweetwater County, (PCR, Refunding, Pacificorp
                    Project, Series B, due 01/01/14), LOC Canadian
                    Imperial Bank..................................  VRDN          03/04/98(a)    3.900             3,000,000
                                                                                                              ---------------
                                                                                                                   18,150,000
                                                                                                              ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE            VALUE
--------------    -------------------------------------------------  --------   ------------   ------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.1%)
$      39,800     Federal Home Loan Bank...........................                03/02/98(a)    5.540%      $    39,793,875
                                                                                                              ---------------
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (101.1%)...................................     1,876,499,601
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)............................................       (20,223,038)
                                                                                                              ---------------
                  NET ASSETS (100.0%)......................................................................   $ 1,856,276,563
                                                                                                              ---------------
                                                                                                              ---------------

------------------------------
(a) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

(b) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

* Less than 0.1%.

Abbreviations used in the Schedule of Investments are as follows:

AMBAC - Ambac Indemnity Corp., CP - Commercial Paper, FGIC - Financial Guaranty Insurance Company, GO - General Obligation, IDR - Industrial Development Revenue, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Corp., MFHR - Multi-family Housing Revenue, MP - Mandatory Put, OP - Optional Put, PCR - Pollution Control Revenue, RAN - Revenue Anticipation Note, RAW - Revenue Anticipation Warrant, RB - Revenue Bond, TAN - Tax Anticipation Note, TPP - Third Party Put, TRAN - Tax Revenue Anticipation Note, VRDN - Variable Rate Demand Note.

Refunding - Bonds for which the issuer has issued new bonds and canceled the old issue.

Prerefunded - Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $1,876,499,601
Cash                                                      110,158
Interest Receivable                                    13,493,627
Prepaid Trustees' Fees                                      3,981
Prepaid Expenses and Other Assets                           5,121
                                                   --------------
    Total Assets                                    1,890,112,488
                                                   --------------
LIABILITIES
Payable for Investments Purchased                      33,501,690
Advisory Fee Payable                                      215,730
Administrative Services Fee Payable                        41,276
Custody Fee Payable                                        33,463
Administration Fee Payable                                  3,590
Fund Services Fee Payable                                     324
Accrued Expenses                                           39,852
                                                   --------------
    Total Liabilities                                  33,835,925
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,856,276,563
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $28,808,884
EXPENSES
Advisory Fee                                       $1,284,141
Administrative Services Fee                           236,899
Custodian Fees and Expenses                           132,769
Professional Fees and Expenses                         24,035
Fund Services Fee                                      21,641
Trustees' Fees and Expenses                            13,331
Administration Fee                                     12,703
Miscellaneous                                          12,773
                                                   ----------
    Total Expenses                                                1,738,292
                                                                -----------
NET INVESTMENT INCOME                                            27,070,592
NET REALIZED GAIN ON INVESTMENTS                                    207,694
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $27,278,286
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   FEBRUARY 28, 1998     YEAR ENDED
                                                      (UNAUDITED)      AUGUST 31, 1997
                                                   -----------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      27,070,592   $    42,392,039
Net Realized Gain (Loss) on Investments                      207,694           (28,778)
                                                   -----------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                          27,278,286        42,363,261
                                                   -----------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          4,176,883,690     4,757,986,948
Withdrawals                                           (3,743,948,253)   (4,618,864,155)
                                                   -----------------   ---------------
    Net Increase from Investors' Transactions            432,935,437       139,122,793
                                                   -----------------   ---------------
    Total Increase in Net Assets                         460,213,723       181,486,054
NET ASSETS
Beginning of Period                                    1,396,062,840     1,214,576,786
                                                   -----------------   ---------------
End of Period                                      $   1,856,276,563   $ 1,396,062,840
                                                   -----------------   ---------------
                                                   -----------------   ---------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                       FOR THE                                     FOR THE PERIOD
                                                   SIX MONTHS ENDED   FOR THE FISCAL YEAR ENDED    JULY 12, 1993
                                                     FEBRUARY 28,            AUGUST 31,           (COMMENCEMENT OF
                                                         1998         -------------------------    OPERATIONS) TO
                                                     (UNAUDITED)      1997   1996   1995   1994   AUGUST 31, 1993
                                                   ----------------   ----   ----   ----   ----   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.22%(a) 0.24% 0.25%  0.25%  0.25%             0.25%(a)
  Net Investment Income                                       3.42%(a) 3.34% 3.40%  3.61%  2.37%             2.28%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $955,814,753 on that date from The Pierpont Tax Exempt Money Market Fund in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended February 28, 1998, this fee amounted to $1,284,141.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------
      amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended February 28, 1998, the fee for these services amounted to $12,703.

   c) The portfolio has an Administrative Services agreement (the "Services agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the portfolio. Under the Services agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended February 28, 1998, the fee for these services amounted to $236,899.

   d) The portfolio has a Fund Services agreement with Pierpont Group, Inc. ("group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of group. The portfolio's allocated portion of group's costs in performing its services amounted to $21,641 for the six months ended February 28, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of group and receives compensation and employee benefits from group in his role as group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $4,400.

38